Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Receipts from training participants (inclusive of GST)	$ 2,091,465	$ 1,453,848	$ 1,493,676
Payments to member gyms, suppliers & employees (inclusive of GST)	(10,398,648)	(10,848,391)	(8,106,682)
Receipts from Government grants and tax incentives related to expenditure		63,776	1,109,645
Net cash used in operating activities (Note 19)	(8,307,183)	(9,330,767)	(5,503,361)
Cash flow from investing activities
Payments for property equipment, net of disposal	(2,877)	(18,635)	(14,796)
Payments for intangible assets	(36,736)	(205,039)	(352,181)
Receipt from Government grants and tax incentives related to assets			383,936
Bank guarantee deposit received			52,713
Net cash (used in)/from investing activities	(39,613)	(223,674)	69,672
Cash flow from financing activities
Proceeds from convertible notes, net of transaction costs			8,655,252
Proceeds from issue of equity, net of transaction costs	6,577,013	9,472,851
Interest and other finance costs paid	(72,030)	(55,429)	(52,506)
Proceeds from borrowings	958,587
Repayment of borrowings	(958,587)
Proceeds from directors loans	394,268
Net cash from financing activities	6,899,251	9,417,422	8,602,746
Net (decrease) /increase in cash and cash equivalents	(1,447,545)	(137,019)	3,169,057
Effect of exchange rate changes on cash	(12,618)	(20,711)	(36,467)
Cash and cash equivalents at the beginning of the financial period	3,544,837	3,702,567	569,977
Cash and cash equivalents at the end of the financial period (Note 8)	$ 2,084,674	$ 3,544,837	$ 3,702,567